Schedule II - Valuation and Qualifying Accounts and Reserves (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Allowance for doubtful accounts
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 465	$ 465
Charged to Costs and Expenses	0	0
Accounts Written off or Deduction	465
Balance at End of Period		465
Deferred tax valuation allowance
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	7,890	3,729
Charged to Costs and Expenses	0	0
Charged to Other Accounts	7,277	4,161
Balance at End of Period	$ 15,167	$ 7,890